Stock Options (Tables)	12 Months Ended
Aug. 31, 2016
Stock Options Tables
Fair value of each option award
	Year Ended	Year Ended
	August 31, 2016	August 31, 2015
Expected dividend yield	–	–
Expected stock price volatility	82%	137.5%
Risk-free interest rate	2.06%	1.90%
Expected term (in years)	7.67	7.67
Exercise price	$3.46	$1.40
Weighted-average grant date fair-value	$2.64	$1.33

Stock option activity
	Number of Shares Subject to Option Grants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2014	1,325,837	2.68
Grants	15,000	1.40
Forfeitures	(73,335)	2.46
Outstanding at August 31, 2015	1,267,502	2.68
Grants	65,000	3.46
Forfeitures	(55,834)	3.23
Exercises	(556,667)	2.22
Outstanding at August 31, 2016	720,001	3.06	7.26 years	70,100
Exercisable at August 31, 2016	225,001	3.30	6.55 years	61,100
Available for grant at August 31, 2016	3,216,665

Share-based compensation cost
	Years Ended
	August 31,
	2016	2015
Stock Compensation Expense:
SG&A	$211,406	$420,488
R&D	97,357	16,286
Total	$308,763	$436,774

Stock options outstanding and exercisable
	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.80	15,000	6.31	$0.80	15,000	6.31	$0.80
1.40	15,000	8.30	1.40	15,000	8.30	1.40
2.50	10,000	4.60	2.50	10,000	4.60	2.50
2.90	565,000	7.41	2.90	115,000	7.405	2.90
3.46	65,000	9.35	3.46	20,000	9.35	3.46
4.98	16,667	1.52	4.98	16,667	1.52	4.98
5.94	33,334	4.32	5.94	33,334	4.32	5.94
Total	720,001	7.26	$3.06	225,001	6.55	$3.30